Note 17 - Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Share-based Compensation, Activity [Table Text Block]
The following table sets forth information on outstanding option and stock awards held by the named executive officers of the Company at December 31, 2018, including the number of shares underlying both exercisable and un-exercisable portions of each stock option as well as the exercise price and the expiration date of each outstanding option. See Note 16 to Notes to Consolidated Financial Statements.

Outstanding Equity Awards After Fiscal Year-End (1)
Name	Number of securities underlying unexercised options exercisable (1)	Number of securities underlying unexercised options un-exercisable (2)	Option Exercise Price ($)	Option Grant Date	Option Expiration Date
Charles O’Dowd	500,000	0	$.001	01/01/2017	01/01/2021

Wayne Marx	500,000	0	$.001	01/012017	01/01/2021

(1)     No Equity Awards were issued during the year ended December 31, 2018.

(2)     All options vest 20% per year beginning on the first anniversary of their grant date.